EQUITY - Changes in other comprehensive income (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Changes in other comprehensive income
Balance	R$ 21,328	R$ 11,461
Translation gains	9,927	11,239
Losses from future contracts	(1,618)	(1,595)
Gains (Losses) on financial assets at fair value through other comprehensive income	(412)	223
Balance	29,225	21,328
Financial assets at fair value through other comprehensive income
Changes in other comprehensive income
Balance	(8,658)	(8,881)
Gains (Losses) on financial assets at fair value through other comprehensive income	(412)	223
Balance	(9,070)	(8,658)
Derivative transactions
Changes in other comprehensive income
Balance	1,954	3,549
Losses from future contracts	(1,618)	(1,595)
Balance	336	1,954
Currency translation effects - foreign investments
Changes in other comprehensive income
Balance	28,032	16,793
Translation gains	9,927	11,239
Balance	R$ 37,959	R$ 28,032